Finance Receivables - Performing And NonPerforming By Type (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Performing and nonperforming net finance receivables by type
Total	$ 6,564	$ 6,578
Personal Loans
Performing and nonperforming net finance receivables by type
Total	4,300	3,800
SpringCastle Portfolio
Performing and nonperforming net finance receivables by type
Total	1,703	2,091
Real Estate Loans
Performing and nonperforming net finance receivables by type
Total	538	639
Retail Sales Finance
Performing and nonperforming net finance receivables by type
Total	23	48
Performing
Performing and nonperforming net finance receivables by type
Total	6,394	6,413
Performing | Personal Loans
Performing and nonperforming net finance receivables by type
Total	4,191	3,723
Performing | SpringCastle Portfolio
Performing and nonperforming net finance receivables by type
Total	1,663	2,035
Performing | Real Estate Loans
Performing and nonperforming net finance receivables by type
Total	518	608
Performing | Retail Sales Finance
Performing and nonperforming net finance receivables by type
Total	22	47
Nonperforming Financial Instruments
Performing and nonperforming net finance receivables by type
Total	170	165
Nonperforming Financial Instruments | Personal Loans
Performing and nonperforming net finance receivables by type
Total	109	77
Nonperforming Financial Instruments | SpringCastle Portfolio
Performing and nonperforming net finance receivables by type
Total	40	56
Nonperforming Financial Instruments | Real Estate Loans
Performing and nonperforming net finance receivables by type
Total	20	31
Nonperforming Financial Instruments | Retail Sales Finance
Performing and nonperforming net finance receivables by type
Total	$ 1	$ 1